Transfers of financial assets and variable interest entities (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,512	SFr 1,341	SFr 633
Weighted-average life, in years	8 years 2 months 14 days	4 years 1 month 5 days	7 years 3 months 18 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.70%	1.00%	1.60%
Expected credit losses (rate per annum), in % (as a percent)	0.70%	1.00%	0.00%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	7.20%	11.00%	11.60%
Expected credit losses (rate per annum), in % (as a percent)	5.90%	2.20%	7.50%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,442	SFr 1,242	SFr 476
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	70	100	156
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,110	SFr 4,023	SFr 2,993
Weighted-average life, in years	9 years	7 years 8 months 11 days	7 years 8 months 11 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	1.10%	1.50%	2.00%
Cash flow discount rate (rate per annum), in % (as a percent)	1.70%	1.90%	0.00%
Expected credit losses (rate per annum), in % (as a percent)	0.50%	0.40%	0.00%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	30.10%	23.00%	31.00%
Cash flow discount rate (rate per annum), in % (as a percent)	33.70%	17.80%	45.90%
Expected credit losses (rate per annum), in % (as a percent)	15.90%	15.30%	45.80%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,695	SFr 3,791	SFr 2,879
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 415	232	114
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,512	SFr 1,341	SFr 633
Weighted-average life, in years	8 years 2 months 14 days	4 years 1 month 5 days	7 years 3 months 18 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.70%	1.00%	1.60%
Expected credit losses (rate per annum), in % (as a percent)	0.70%	1.00%	0.00%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	7.20%	11.00%	11.60%
Expected credit losses (rate per annum), in % (as a percent)	5.90%	2.20%	7.50%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,442	SFr 1,242	SFr 476
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	70	100	156
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,110	SFr 4,023	SFr 2,993
Weighted-average life, in years	9 years	7 years 8 months 11 days	7 years 8 months 11 days
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	1.10%	1.50%	2.00%
Cash flow discount rate (rate per annum), in % (as a percent)	1.70%	1.90%	0.00%
Expected credit losses (rate per annum), in % (as a percent)	0.50%	0.40%	0.00%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	30.10%	23.00%	31.00%
Cash flow discount rate (rate per annum), in % (as a percent)	33.70%	17.80%	45.90%
Expected credit losses (rate per annum), in % (as a percent)	15.90%	15.30%	45.80%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,695	SFr 3,791	SFr 2,879
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 415	SFr 232	SFr 114